LEASES (Details) - Schedule of Operating Lease Costs - USD ($) $ in Thousands		12 Months Ended
	Sep. 08, 2024	Dec. 31, 2025	Dec. 31, 2024
Schedule of Operating Lease Costs [Abstract]
Office and operational lease expenses		$ 170	$ 144
Variable lease cost (included in the operating lease costs)		1	8
Loss from lease termination	$ 68	0	68
Total operating lease costs		171	220
Lease payments		170	130
Termination penalty		0	34
Total		$ 170	$ 164
Weighted average remaining lease term (years)		2 years 10 months 2 days	3 years 10 months 2 days
Weighted average discount rate		11.28%	11.28%